[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT

JUNE 30, 2002

BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2002

  PRINCIPAL
   AMOUNT                                                               VALUE
   ------                                                               -----
             U.S. TREASURY BILLS (a) (75.3%)
$36,925,000  due 07/05/02, 1.750%                                  $ 36,918,017
 35,610,000  due 07/11/02, 1.850%                                    35,593,420
 44,955,000  due 07/18/02, 1.700%                                    44,919,805
  4,375,000  due 07/25/02, 1.660%                                     4,370,155
  5,645,000  due 08/01/02, 1.850%                                     5,636,590
  2,250,000  due 11/21/02, 1.870%                                     2,233,287
 12,000,000  due 11/29/02, 1.850%                                    11,907,303
                                                                   ------------
             TOTAL U.S. TREASURY BILLS                              141,578,577
                                                                   ------------
             U.S. TREASURY NOTES (23.7%)
 12,200,000  due 08/31/02, 6.250%                                    12,282,743
  5,000,000  due 10/31/02, 5.750%                                     5,063,197
 20,250,000  due 01/31/03, 5.500%                                    20,631,822
  6,475,000  due 03/31/03, 5.500%                                     6,623,380
                                                                   ------------
             TOTAL U.S. TREASURY NOTES                               44,601,142
                                                                   ------------
 TOTAL INVESTMENTS, AT AMORTIZED COST                     99.0%    $186,179,719
 OTHER ASSETS IN EXCESS OF LIABILITIES                     1.0        1,830,550
                                                         -----     ------------
 NET ASSETS                                              100.0%    $188,010,269
                                                         =====     ============

(a) Rates shown are yields to maturity at time of purchase.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
   Investments, at amortized cost                                $186,179,719
   Cash                                                             1,065,833
   Interest receivable                                                898,327
   Prepaid expenses                                                     7,084
                                                                 ------------
       TOTAL ASSETS                                               188,150,963
                                                                 ------------

LIABILITIES:
   Payables for:
     Shareholder servicing/eligible institution fees                   37,741
     Investment advisory fees                                          25,161
     Professional fees                                                 24,409
     Dividends declared                                                18,345
     Administrative fees                                               17,441
     Custody fees                                                       8,730
     Board of Trustees' fees                                            4,920
     Accrued expenses and other liabilities                             3,947
                                                                 ------------
       TOTAL LIABILITIES                                              140,694
                                                                 ------------
NET ASSETS, for 188,017,726 fund shares outstanding              $188,010,269
                                                                 ============

Net Assets Consist of:
   Paid-in capital                                               $188,010,269
                                                                 ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                            $1.00
                                                                        =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                    $5,182,363
                                                                 ----------

   EXPENSES:
     Shareholder servicing/eligible institution fees                472,405
     Investment advisory fees                                       314,937
     Administrative fees                                            209,958
     Custody fees                                                    49,937
     Professional fees                                               38,227
     Board of Trustees' fees                                         13,019
     Miscellaneous expenses                                          77,275
                                                                 ----------
       TOTAL EXPENSES                                             1,175,758
       Expense offset arrangement                                    (6,816)
                                                                 ----------
       NET EXPENSES                                               1,168,942
                                                                 ----------
   NET INVESTMENT INCOME                                         $4,013,421
                                                                 ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEARS ENDED JUNE 30,
                                                                ----------------------------
                                                                    2002            2001
                                                                ------------    ------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                      $  4,013,421    $ 12,168,894
   Dividends declared from net investment income                  (4,021,823)    (12,167,949)
                                                                ------------    ------------
     Net increase (decrease) in net assets from operations            (8,402)            945
                                                                ------------    ------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold                                          634,955,848     987,616,475
       Fund shares issued in reinvestment of dividends             1,499,587       3,690,664
       Fund shares repurchased                                  (634,475,606)   (939,694,086)
                                                                ------------    ------------
         Net increase in net assets resulting from
             fund share tranactions                                1,979,829      51,613,053
                                                                ------------    ------------
         Total increase in net assets                              1,971,427      51,613,998

NET ASSETS:
   Beginning of year                                             186,038,842     134,424,844
                                                                ------------    ------------
   END OF YEAR                                                  $188,010,269    $186,038,842
                                                                ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                           FOR THE YEARS ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             2002         2001         2000         1999         1998
                                          ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year           $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
   Net investment income                      0.02         0.05         0.05         0.04         0.05
Dividends to shareholders from net
   investment income                         (0.02)       (0.05)       (0.05)       (0.04)       (0.05)
                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                 $1.00        $1.00        $1.00        $1.00        $1.00
                                          ==========   ==========   ==========   ==========   ==========
Total return                                  1.95%        5.20%        4.75%        4.15%        4.78%

Ratios/ Supplemental Data:
   Net assets, end of year
     (000's omitted)                      $188,010     $186,039     $134,425     $193,222     $194,694
   Ratio of expenses to
     average net assets                       0.56%(1)     0.55%        0.57%        0.62%        0.56%
   Ratio of net investment income to
     average net assets                       1.91%        5.00%        4.68%        4.07%        4.70%

-------------------
(1) The ratio of expenses to average net assets for the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Treasury Money Fund, formerly The 59 Wall Street U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2002, there were four series of the Trust.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

     C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

     D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

     E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the year ended June 30, 2002, the Fund incurred $314,937 for advisory services.

     ADMINISTRATIVE FEES. The Trust has an administration agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the year ended June 30, 2002, the Fund incurred $209,958 for administrative services.

     SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 2002, the Fund incurred $472,405 for shareholder servicing/eligible institution services.

     BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2002, the Fund incurred $13,019 for Trustees' fees.

     CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2002, the Fund incurred $49,937 for custody services. These fees were reduced $6,816 as a result of an expense offset arrangement with the Fund's custodian.

BBH U.S. TREASURY MONEY FUND
INDEPENDENT AUDITORS' REPORT

TRUSTEES AND SHAREHOLDERS
BBH U.S. TREASURY MONEY FUND (A SERIES OF BBH TRUST):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S Treasury Money Fund, formerly The 59 Wall Street U.S. Treasury Money Fund (a series of BBH Trust, formerly The 59 Wall Street Trust) (the "Fund") as of June 30, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2002 and 2001, and the financial highlights for each of the years in the five-year period ended June 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund at June 30, 2002, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 16, 2002

Information about the Fund's Trustees appears below. Part B to the Registration Statement of BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                       TERM OF                                                    NUMBER OF
                                       OFFICE*                                                    PORTFOLIOS
                       POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                  HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,               CORPORATION/    OF TIME     PRINCIPAL OCCUPATION(S)                        OVERSEEN        HELD BY
AND AGE                PORTFOLIO       SERVED      DURING PAST 5 YEARS                            BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
J.V. Shields, Jr.      Chairman of     Since       Managing Director, Chairman and                5               Director/
(aged 64)              the Board and   October     Chief Executive Officer of                                     Trustee of
Shields & Company,     Trustee         1999        Shields & Company; Chairman of                                 BBH Fund, Inc.
140 Broadway,                                      Capital Management Associates, Inc.;                           (12)
New York, NY                                       Director of Flowers Industries, Inc.; Vice
10005                                              Chairman and Trustee of New York
                                                   Racing Association.

Eugene P. Beard        Trustee         Since       Vice Chairman-Finance                          5               Director/
(aged 67)                              October     and Operations and CFO (May 1995-                              Trustee of
The Interpublic Group                  1999        February 2000) and special advisor                             BBH Fund, Inc.
of Companies, Inc.,                                (March 2000-present) of                                        (12)
1271 Avenue of the                                 The Interpublic Group of Companies.
Americas,
New York, NY
10020

David P. Feldman       Trustee         Since       Retired; Vice President and                    5               Director/
(aged 62)                              October     Investment Manager of AT&T                                     Trustee of
3 Tall Oaks Drive,                     1999        Investment Management                                          BBH Fund, Inc.
Warren, NJ                                         Corporation (prior to October 1997);                           (12)
07059                                              Director of Dreyfus Mutual Funds,
                                                   Jeffrey Co. and Heitman Financial

Alan G. Lowy           Trustee         Since       Private Investor; Secretary of the             5               Director/
(aged 63)                              October     Los Angeles County Board of                                    Trustee of
4111 Clear Valley                      1999        Investments (until March 1995).                                BBH Fund, Inc.
Drive,                                                                                                            (12)
Encino, CA
91436

Arthur D. Miltenberger Trustee         Since       Retired; Executive Vice President              5               Director/
(aged 63 )                             October     and Chief Financial Officer of                                 Trustee of
195 Darlington                         1999        Richard K. Mellon and Sons                                     BBH Fund, Inc.
Rector Road,                                       (until June 1998).                                             (12)
Ligonier, PA
15658

                                       TERM OF                                                    NUMBER OF
                                       OFFICE*                                                    PORTFOLIOS
                       POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                  HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,               CORPORATION/    OF TIME     PRINCIPAL OCCUPATION(S)                        OVERSEEN        HELD BY
AND AGE                PORTFOLIO       SERVED      DURING PAST 5 YEARS                            BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Carpenter   Trustee         Since       Retired; Director of Investments,              5               Director/
(aged 69)                              March       Pennsylvania Public School                                     Trustee of
10820 North La Quinta                  1999        Employees' Retirement System                                   BBH Fund, Inc.
Drive,                                             (until December 1997).                                         (12)
Tucson, AZ 85737

Clifford A. Clark      Trustee         Since       Retired.                                       5               Director/
(aged 72)                              March                                                                      Trustee of BBH
42 Clowes Drive,                       1999                                                                       Fund, Inc. (12)
Falmouth, MA
02540                                                                                             5

J. Angus Ivory         Trustee         Since       Retired; Director of Brown Brothers            5               Director/
(aged 69)                              March       Harriman Ltd. (subsidiary of Brown                             Trustee of BBH
Greenway Farm,                         1999        Brothers Harriman & Co.) (until                                Fund, Inc. (12)
Tockenham, Swindon,                                December 2001); Director of Old
Wiltshire,                                         Daily Saddlery (1992 to present);
SN4 7PP England                                    Advisor, RAF Central Fund
                                                   (1992 to present).

Philip W. Coolidge     President       Since       Co-Chief Executive Officer of                  N/A             N/A
(aged 50)                              March       Signature Financial Group, Inc.
21 Milk Street,                        1999        (SFG); President and Chief
5th Floor,                                         Executive Officer of Signature
Boston, MA                                         Broker-Dealer Services, Inc. (SBDS),
02109                                              59 Wall Street Administrators, Inc.
                                                   (59 Wall Street Administrators) and
                                                   59 Wall Street Distributors, Inc.
                                                   (59 Wall Street Distributors);
                                                   President of Islamic Global Equity
                                                   Fund (since November 2000) and
                                                   all registered investment companies
                                                   in BBH Fund complex (currently 12).

Linwood C. Downs       Treasurer       Since       President and Chief Operating                  N/A             N/A
(aged 40)                              March       Officer of SFG; Treasurer of SBDS,
21 Milk Street,                        1999        59 Wall Street Administrators and
5th Floor,                                         59 Wall Street Distributors;
Boston, MA                                         Treasurer of Islamic Global Equity
02109                                              Fund (since November 2000) and all
                                                   registered investment companies in
                                                   BBH Fund complex (currently 12).

FINANCIAL STATEMENT  JUNE 30, 2002

                                       TERM OF                                                    NUMBER OF
                                       OFFICE*                                                    PORTFOLIOS
                       POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                  HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,               CORPORATION/    OF TIME     PRINCIPAL OCCUPATION(S)                        OVERSEEN        HELD BY
AND AGE                PORTFOLIO       SERVED      DURING PAST 5 YEARS                            BY TRUSTEE^     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christine D. Dorsey    Secretary       Since       Vice President of SFG; Secretary of            N/A             N/A
(aged 31)                              February    SBDS, 59 Wall Street Administrators
21 Milk Street,                        2001        and 59 Wall Street Distributors;
5th Floor,                                         Secretary (since February 2001) and
Boston, MA                                         Assistant Secretary (December 1996-
02109                                              February 2001) of all registered
                                                   investment companies in BBH Fund complex
                                                   (currently 12); Secretary of Islamic Global
                                                   Equity Fund (since November 2000).

Susan Jakuboski        Assistant       Since       Assistant Treasurer, Assistant                 N/A             N/A
(aged 37)              Treasurer       March       Secretary and Vice President of
21 Milk Street,        and             1999        Signature Financial Group (Cayman)
5th Floor,             Assistant                   Limited; Vice President of SFG;
Boston, MA             Secretary                   Assistant Treasurer and Assistant
02109                                              Secretary of Signature Broker-Dealer
                                                   Services, Inc., 59 Wall Street
                                                   Administrators and 59 Wall Street
                                                   Distributors; Assistant Treasurer and
                                                   Assistant Secretary of Islamic Global Equity
                                                   Fund (since November 2000) and all
                                                   registered investment companies in BBH Fund
                                                   complex (currently 12).

Kate T. Alen           Assistant       Since       Vice President of SFG (since February          N/A             N/A
(aged 42)              Secretary       August      2001); Assistant Secretary (since
21 Milk Street,                        2001        August 2001) of all registered
5th Floor,                                         investment companies in BBH Fund
Boston, MA                                         complex (currently 12) and Islamic
02109                                              Global Equity Fund; Associate,
                                                   Dechert (law firm) (September 1994-
                                                   February 2001).

* Each Trustee holds office until his successor has been duly elected and qualified, or until the Trustee sooner resigns, retires or is removed from office in accordance with the Fund's Declaration of Trust. Each Officer of the Fund holds office until his or her successor has been duly elected and qualified, unless he or she sooner resigns or is removed from office in accordance with the Fund's By-Laws.

^ The Fund complex consists of the BBH U.S. Money Market Portfolio, the BBH Money Market Fund, the BBH Tax Exempt Money Fund, the BBH Tax Free Short/Intermediate Fixed Income Fund, and the BBH U.S. Treasury Money Fund.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005


DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759




TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
BY TELEPHONE:                       CALL 1-800-625-1265
BY E-MAIL SEND YOUR REQUEST TO:     bbhfunds@bbh.com


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF THE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.




                         [BROWN BROTHERS HARRIMAN LOGO]